ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY (Condensed Statement of Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Net revenues	$ 1,800.8	$ 773.1	$ 530.1
Cost of revenues	(1,466.8)	(653.2)	(451.7)
Gross profit	334.0	119.9	78.4
Operating expenses	(256.1)	(107.0)	(111.9)
Operating income (loss)	77.9	12.9	(33.5)
Interest expenses - net	(66.9)	$ (18.1)	$ (16.6)
Other income (expense) - net	(0.6)
Changes in fair value of derivative contracts	9.6	$ 0.9
Exchange income (loss)	(23.6)	7.0	$ 2.0
Income (loss) before income taxes	53.9	4.4	(47.6)
Income tax expenses	(10.1)	(1.4)	(0.4)
Net income (loss)	43.8	3.0	(48.0)
Other comprehensive income (loss), net of tax
Comprehensive income (loss)	$ 9.2	$ (37.6)	$ (46.8)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Net revenues
Cost of revenues
Gross profit
Operating expenses	$ 7.7
Operating income (loss)	(7.7)
Share of income (loss) from subsidiaries	60.3
Interest expenses - net	(9.3)
Other income (expense) - net	(0.3)
Exchange income (loss)	0.8
Income (loss) before income taxes	$ 43.8
Income tax expenses
Net income (loss)	$ 43.8
Other comprehensive income (loss), net of tax
Share of other comprehensive income (loss) from subsidiaries	(34.6)
Comprehensive income (loss)	$ 9.2